SIGNIFICANT ACCOUNTING POLICIES - RETROSPECTIVE ADOPTION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Deferred policy acquisition costs	$ 3,728				$ 3,545				$ 3,728	$ 3,545
LIABILITIES [Abstract]
Current and deferred income taxes	5,172				5,104				5,172	5,104
EQUITY [Abstract]
Retained earnings	9,125				9,392				9,125	9,392
Accumulated other comprehensive income (loss)	296				(310)				296	(310)	(602)
Total AXA Equitable Equity	15,436				14,840				15,436	14,840	11,829
Stockholders Equity Including Portion Attributable To Noncontrolling Interest	17,930				17,543				17,930	17,543	14,947
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs									576	3,620	(326)
Capitalization of deferred policy acquisition costs									(718)	(759)	(655)
Earnings (loss) from continuing operations before, income taxes									58	4,124	3,248
Income tax (expense) benefit									158	(1,298)	(789)
Net earnings (loss)									216	2,826	2,459
Net Earnings (Loss) Attributable to AXA Equitable	(450)	(241)	2,421	(1,635)	(66)	2,824	741	(572)	95	2,927	2,224
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net earnings (loss)									216	2,826	2,459
Change in deferred policy acquisition costs									142	(2,861)	981
Change in current and deferred income taxes									(254)	1,226	803
Accounting Standards Update 2010-26 [Member]
ASSETS [Abstract]
Deferred policy acquisition costs					3,545					3,545	6,503
LIABILITIES [Abstract]
Current and deferred income taxes					5,104					5,104	3,657
EQUITY [Abstract]
Retained earnings					9,392					9,392	6,844
Accumulated other comprehensive income (loss)					(297)					(297)	(610)
Total AXA Equitable Equity					14,840					14,840	11,829
Stockholders Equity Including Portion Attributable To Noncontrolling Interest					17,543					17,543	14,947
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs										3,620	(326)
Capitalization of deferred policy acquisition costs										(759)	(655)
Earnings (loss) from continuing operations before, income taxes										4,124	3,248
Income tax (expense) benefit										(1,298)	(789)
Net earnings (loss)										2,826	2,459
Net Earnings (Loss) Attributable to AXA Equitable										2,927	2,224
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net earnings (loss)										2,826	2,459
Change in deferred policy acquisition costs										(2,861)	981
Change in current and deferred income taxes										1,226	803
Accounting Standards Update 2010-26 [Member] | Scenario Previously Reported [Member]
ASSETS [Abstract]
Deferred policy acquisition costs					4,653					4,653	8,383
LIABILITIES [Abstract]
Current and deferred income taxes					5,491					5,491	4,315
EQUITY [Abstract]
Retained earnings					10,120					10,120	8,085
Accumulated other comprehensive income (loss)					(304)					(304)	(629)
Total AXA Equitable Equity					15,561					15,561	13,051
Stockholders Equity Including Portion Attributable To Noncontrolling Interest					18,264					18,264	16,169
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs										4,680	168
Capitalization of deferred policy acquisition costs										(1,030)	(916)
Earnings (loss) from continuing operations before, income taxes										3,335	3,015
Income tax (expense) benefit										(1,022)	(707)
Net earnings (loss)										2,313	2,308
Net Earnings (Loss) Attributable to AXA Equitable										2,414	2,073
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net earnings (loss)										2,313	2,308
Change in deferred policy acquisition costs										(3,650)	748
Change in current and deferred income taxes										950	721
Accounting Standards Update 2010-26 [Member] | Restatement Adjustment [Member]
ASSETS [Abstract]
Deferred policy acquisition costs					(1,108)					(1,108)	(1,880)
LIABILITIES [Abstract]
Current and deferred income taxes					(387)					(387)	(658)
EQUITY [Abstract]
Retained earnings					(728)					(728)	(1,241)
Accumulated other comprehensive income (loss)					7					7	19
Total AXA Equitable Equity					(721)					(721)	(1,222)
Stockholders Equity Including Portion Attributable To Noncontrolling Interest					(721)					(721)	(1,222)
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs										(1,060)	(494)
Capitalization of deferred policy acquisition costs										271	261
Earnings (loss) from continuing operations before, income taxes										789	233
Income tax (expense) benefit										(276)	(82)
Net earnings (loss)										513	151
Net Earnings (Loss) Attributable to AXA Equitable										513	151
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net earnings (loss)										513	151
Change in deferred policy acquisition costs										789	233
Change in current and deferred income taxes										$ 276	$ 82